AmericaFirst quantitative strategies Fund Class A: AFIAX Class C: AFISX Class I: AFIIX SUMMARY PROSPECTUS February 5, 2016, as supplemented May 19, 2016

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at http://americafirstfunds.com/forms-literature/. You can also get this information at no cost by calling 1-877-217-8363, emailing info@afcm-quant.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus, dated February 5, 2016, as supplemented May 19, 2016, and statement of additional information, dated February 5, 2016, as supplemented May 19, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Investment Objective: The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 32 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.00%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)		1.00%	None	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)		1.00%	1.00%	1.00%
Wire Transfer Fee		$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%[1]	1.00%	0.00%
Other Expenses		0.61%	0.61%	0.57%
Interest Expense	0.01%, 0.01%, 0.01%
Dividend Expenses on Short Sales [2]	0.20%, 0.20%, 0.20%
Remaining Other Expenses	0.40%, 0.40%, 0.36%
Acquired Fund Fees and Expenses[3]		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.92%	2.67%	1.63%
Fee Waiver[4]		(0.15)%	(0.15)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver		1.77%	2.52%	1.63%
[1]	The Fund presently limits Class A 12b-1 fees to 0.25% for the current fiscal year, but it may charge up to 0.50%.
[2]	Estimated for the current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to
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limit annual fund operation expenses to 1.50%, 2.25% and 1.95% for Class A, Class C and Class I, respectively. These expense limitations will remain in effect until at least February 4, 2017. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$573	$965	$1,382	$2,542
Class C	$353	$907	$1,488	$3,062
Class I	$166	$514	$887	$1,933

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 349.12% of the average value of the portfolio.

Principal Investment Strategies:

The name “Quantitative Strategies” refers to the Advisor’s use of objective, data-based quantitative information to make investment decisions rather than subjective or emotional investment decisions. The “optimization process” refers to the Advisor’s computer-based process of analyzing and combining data from several dissimilar quantitative strategies to achieve an appropriate risk/return profile for the Fund. The Fund is a compilation of several AmericaFirst rules-based investment models, including a seasonal trends strategy to allocate assets based on the Advisor’s study of seasonal price patterns in asset classes over various time periods.

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities. The Fund may also sell short securities from any industry or issuer in an attempt to reduce volatility and risk in unfavorable market conditions or to realize returns from an issuer’s declining security price. In selecting short positions, the Advisor’s quantitative models considers such variables including, but not limited to, poor relative price momentum, poor technical indicators and poor fundamentals.

Security selection is based on the Advisor’s proprietary investment models that seek to provide diversification by nature of each model’s low correlation to each other. The Advisor will sell a security, or cover (buy back) a short position, when the security no longer meets the selection criteria, as part of the periodic evaluation process used to replace lower performing securities in the portfolio with more attractive securities, or when a security meets its target valuation. The Fund will invest in equity securities regardless of market capitalization. The Fund may invest in fixed income securities regardless of maturity or credit rating (including lower-rated securities commonly known as “junk bonds” or “high yield bonds”). The Fund incorporates aspects of several of the Advisor’s proprietary investment models. Specific portions of the Fund’s portfolio may be allocated towards models constructed to achieve a variety of objectives including, but not limited to: absolute return, income, total return and growth. Investment selection is based upon rules-based criteria for each of the investment models selected.

The Fund’s portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”), exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts (“UITs”) registered under the 1940 Act (commonly referred to as “ETFs” including inverse ETFs), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities

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exchange. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Open-end funds, closed-end funds and exchange traded portfolios are collectively referred to as “Acquired Funds”. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

The Fund will rebalance a significant portion of its holdings, based on the quantitative models, on a quarterly or more frequent basis. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when conditions warrant. The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s quantitative models.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Acquired Funds Risk. Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.
•	Commodity Related Risks. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.
•	ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
•	Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
•	Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.
•	High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.
•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.
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•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•	Management Risk. The Advisor’s reliance on its optimization process and the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the optimization process and/or portfolio manager’s judgments will produce the desired results.
•	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
•	Real Estate Risk. Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.
•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
•	Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.
•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
•	Tracking Risk. Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
•	Turnover Risk. Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

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Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Quantitative Strategies Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	June-09	32.01%
Worst Quarter:	Sept-08	(35.91)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2015)

Class A Shares	One Year	Five Years	Since Inception(1)
Return before taxes	(12.25)%	4.45%	(0.64)%
Return after taxes on distributions	(12.77)%	1.57%	(3.06)%
Return after taxes on distributions and sale of Fund shares	(6.48)%	2.38%	(1.38)%
Class C Shares
Return before taxes	(10.11)%	4.31%	(1.00)%
Class I Shares
Return before taxes	(8.67)%	n/a	(8.67)%
Lipper Flexible Portfolio Funds Index(2) (reflects no deduction for taxes)	(2.53)%	5.65%	3.61%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	5.87%
(1)	The inception date of the Fund’s Class A and C Shares is September 28, 2007. The inception date of the Fund’s Class I Shares is December 31, 2014.
(2)	The Lipper Flexible Portfolio Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Flexible Portfolio Funds classification, which is defined as those funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. Inception date used is September 28, 2007.
(3)	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Inception date used is September 28, 2007.

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After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor: AmericaFirst Capital Management, LLC is the Fund’s investment advisor.

Portfolio Manager: Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund’s Portfolio Manager. He has served the Fund in this capacity since the Fund commended operations in 2012. He has served as the Portfolio Manager of the Predecessor Fund since it commenced operations in 2007.

Purchase and Sale of Fund Shares: The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Funds is $50. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan. If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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